ADVANCES FROM CUSTOMERS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Advances to suppliers	$ 182,564	$ 31,768